Related party transaction (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Hong Kong Clean Energy Ltd.	$ 0	$ 120,000
Hong Kong Clean Energy Ltd [Member]
Related Party Transaction [Line Items]
Hong Kong Clean Energy Ltd.	$ 0	$ 120,000